UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
APRIL 30, 2014
(UNAUDITED)

Principal Amount	Description	Value

SCHEDULE OF INVESTMENTS
Corporate Obligations — 55.8%
Consumer Discretionary — 4.7%
	Comcast
$ 150,000	5.150%, 03/01/20	$170,705
	Controladora Mabe
100,000	6.500%, 12/15/15 (A)	102,375
	The Gap
150,000	5.950%, 04/12/21	170,696

		443,776

Consumer Staples — 1.2%
	Raizen Energy Finance
100,000	7.000%, 02/01/17 (A)	109,750

Energy — 5.1%
	Chesapeake Energy
165,000	6.125%, 02/15/21	180,675
	Ecopetrol
250,000	7.625%, 07/23/19	300,625

		481,300

Financials — 23.1%
	Ally Financial
200,000	6.250%, 12/01/17	223,250
	American International Group
200,000	6.400%, 12/15/20	241,420
	Bank of America
250,000	5.700%, 01/24/22	286,223
	CIT Group
200,000	5.500%, 02/15/19 (A)	215,500
	Citigroup
125,000	8.500%, 05/22/19	159,259
	Goldman Sachs Group
150,000	5.375%, 03/15/20	168,320
	JPMorgan Chase
150,000	6.400%, 05/15/38	185,468
	Metropolitan Life Global Funding I
150,000	0.607%, 04/10/17 (A) (B)	149,914
	Morgan Stanley
250,000	4.875%, 11/01/22	263,813
	Regions Bank
250,000	6.450%, 06/26/37	289,429

		2,182,596

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
APRIL 30, 2014
(UNAUDITED)

Principal Amount	Description	Value
Health Care — 1.3%
	Humana
$100,000	7.200%, 06/15/18	$119,197

Industrials — 3.6%
	Embraer
150,000	5.150%, 06/15/22	158,250
	General Electric
185,000	3.375%, 03/11/24	186,655

		344,905

Information Technology — 3.5%
	CA
100,000	5.375%, 12/01/19	112,371
	Hewlett-Packard
200,000	4.650%, 12/09/21	215,663

		328,034

Materials — 8.8%
	AK Steel
300,000	7.625%, 05/15/20	300,750
	Alcoa
200,000	6.150%, 08/15/20	220,607
	China Oriental Group
200,000	8.000%, 08/18/15 (A)	198,000
	Voto-Votorantim Overseas Trading Operations
100,000	6.625%, 09/25/19 (A)	113,000

		832,357

Telecommunication Services — 4.5%
	Colombia Telecomunicaciones
200,000	5.375%, 09/27/22 (A)	198,000
	Frontier Communications
200,000	8.250%, 04/15/17	232,750

		430,750

	Total Corporate Obligations (Cost $5,095,540)	5,272,665

Mortgage-Backed Securities — 23.2%
	FHLMC
89,043	5.000%, 05/01/38	97,261
59,090	4.500%, 05/01/40	63,525
153,111	4.500%, 08/01/40	164,544
159,431	4.000%, 04/01/26	169,410
228,104	4.000%, 10/01/41	238,838

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
APRIL 30, 2014
(UNAUDITED)

Principal Amount/Shares	Description	Value

Mortgage-Backed Securities — 23.2% (continued)
$56,175	3.500%, 03/01/26	$59,064
	FNMA
98,367	4.500%, 02/01/39	105,578
240,568	4.500%, 02/01/41	258,451
109,041	4.500%, 10/01/41	117,931
290,640	4.000%, 11/01/40	304,609
211,810	4.000%, 01/01/41	222,103
387,838	3.500%, 07/01/42	394,004

	Total Mortgage-Backed Securities (Cost $2,197,352)	2,195,318

U.S. Treasury Obligations — 13.4%
	U.S. Treasury Notes
350,000	3.500%, 05/15/20	380,625
100,000	3.125%, 05/15/19	106,937
175,000	2.375%, 07/31/17	182,629
200,000	2.000%, 02/15/23	191,422
400,000	1.750%, 10/31/18	404,125

	Total U.S. Treasury Obligations (Cost $1,297,368)	1,265,738

U.S. Government Agency Obligations — 5.0%
	FHLMC
300,000	1.375%, 05/01/20	288,229
	FNMA
180,000	2.375%, 07/28/15	184,902

	Total U.S. Government Agency Obligations (Cost $484,660)	473,131

Short-Term Investment — 1.8%
165,498	SEI Daily Income Trust Government Fund, 0.020% (C) (Cost $165,498)	165,498

	Total Investments — 99.2% (Cost $9,240,418) †	$9,372,350

Percentages are based on Net Assets of $9,451,977.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating rate security – Rate disclosed is the rate in effect on April 30, 2014.
(C)	The rate reported is the 7-day effective yield as of April 30, 2014.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
APRIL 30, 2014
(UNAUDITED)

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $9,240,418, and the unrealized appreciation and depreciation were $216,287 and $(84,355), respectively.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The following is a list of inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,272,665	$—	$5,272,665
Mortgage-Backed Securities	—	2,195,318	—	2,195,318
U.S. Treasury Obligations	—	1,265,738	—	1,265,738
U.S. Government Agency Obligations	—	473,131	—	473,131
Short-Term Investment	165,498	—	—	165,498

Total	$165,498	$9,206,852	$—	$9,372,350

During the period ended April 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014